PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Summary of Property Plant and Equipment

						$ billion
	2016	2017	2018	2019	2020	2021
At December 31	19	19	18	15	9	7
Carrying amount of production assets

						$ billion
	2016	2017	2018	2019	2020	2021
At December 31	169	154	149	141	125	112
Impact of IFRS 16				9	7	6
Total at December 31	169	154	149	150	132	118
Carrying amount of refineries

						$ billion
	2016	2017	2018	2019	2020	2021
At December 31	10	14	14	13	7	6
Assets classified as held for sale						1
Total at December 31	10	14	14	13	7	7
2021

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1 [A]	14,484	298,882	107,876	32,402	453,644
Additions	1,216	8,942	7,917	3,644	21,719
Sales, retirements and other movements [A]	(3,014)	(20,005)	(9,607)	(455)	(33,081)
Currency translation differences	(7)	(1,916)	(2,004)	(1,586)	(5,513)
At December 31	12,679	285,903	104,182	34,005	436,769
Depreciation, depletion and amortisation, including impairments
At January 1 [A]	5,258	167,711	58,242	12,733	243,944
Charge for the year	1,311	15,800	7,112	1,770	25,993
Sales, retirements and other movements [A]	(999)	(14,590)	(8,624)	(240)	(24,453)
Currency translation differences	10	(1,391)	(1,599)	(667)	(3,647)
At December 31	5,580	167,530	55,131	13,596	241,837
Carrying amount at December 31	7,099	118,373	49,051	20,409	194,932
[A] As from 2021, assets classified as held for sale are presented separately and upon reclassification included in "Sales, retirements and other movements". Prior period comparatives have been revised to conform with current year presentation. (See Note 30)
2020

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1 [A]	18,399	286,666	101,379	29,081	435,525
Additions	1,728	9,659	6,287	3,460	21,134
Sales, retirements and other movements [A]	(5,735)	(1,075)	(2,072)	(1,109)	(9,991)
Currency translation differences	92	3,632	2,282	970	6,976
At December 31	14,484	298,882	107,876	32,402	453,644
Depreciation, depletion and amortisation, including impairments
At January 1 [A]	4,010	136,300	46,621	11,629	198,560
Charge for the year [B]	3,336	34,209	11,680	1,693	50,918
Sales, retirements and other movements [A]	(2,152)	(5,603)	(1,878)	(1,091)	(10,724)
Currency translation differences	64	2,805	1,819	502	5,190
At December 31	5,258	167,711	58,242	12,733	243,944
Carrying amount at December 31	9,226	131,171	49,634	19,669	209,700
[A] As from 2021, assets classified as held for sale are presented separately and upon reclassification included in "Sales, retirements and other movements". Prior period comparatives have been revised to conform with current year presentation. (See Note 30)
[B] Includes $26,676 million relating to impairment losses (see table "Impairments" below).

Summary of Right-of-use Assets
Within property, plant and equipment the following amounts relate to leases:
2021

	$ million
	Exploration and production		Manufacturing, supply and distribution
	Exploration and evaluation	Production		Other	Total
Cost
At January 1	5	14,440	14,526	7,384	36,355
Additions	—	311	2,149	1,420	3,880
Sales, retirements and other movements	—	(365)	(868)	(259)	(1,492)
Currency translation differences	—	(64)	(59)	(514)	(637)
At December 31	5	14,322	15,748	8,031	38,106
Depreciation, depletion and amortisation, including impairments
At January 1	—	6,997	5,013	1,793	13,803
Charge for the year	—	1,373	2,060	783	4,216
Sales, retirements and other movements	—	(400)	(1,093)	(157)	(1,650)
Currency translation differences	—	(35)	(34)	(146)	(215)
At December 31	—	7,935	5,946	2,273	16,154
Carrying amount at December 31	5	6,387	9,802	5,758	21,952
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS continued
9 – PROPERTY, PLANT AND EQUIPMENT continued
2020

	$ million
	Exploration and production		Manufacturing, supply and distribution
	Exploration and evaluation	Production		Other	Total
Cost
At January 1 [A]	5	15,213	13,478	5,759	34,455
Additions	—	502	1,570	1,580	3,652
Sales, retirements and other movements [A]	—	(1,370)	(579)	(75)	(2,024)
Currency translation differences	—	95	57	120	272
At December 31	5	14,440	14,526	7,384	36,355
Depreciation, depletion and amortisation, including impairments
At January 1 [A]	—	5,761	2,907	1,164	9,832
Charge for the year	—	1,898	2,675	760	5,333
Sales, retirements and other movements [A]	—	(712)	(598)	(158)	(1,468)
Currency translation differences	—	50	29	27	106
At December 31 [A]	—	6,997	5,013	1,793	13,803
Carrying amount at December 31 [A]	5	7,443	9,513	5,591	22,552
[A] As from 2021, assets classified as held for sale are presented separately and upon reclassification included in "Sales, retirements and other movements". Prior period comparatives have been revised to conform with current year presentation. (See Note 30)

Summary of Impairments
Impairments

	$ million
	2021	2020	2019
Impairment losses
Exploration and production	1,533	20,155	2,983
Manufacturing, supply and distribution	2,340	6,490	654
Other	21	31	2
Total [A]	3,894	26,676	3,639
Impairment reversals
Exploration and production	213	—	—
Manufacturing, supply and distribution	—	—	190
Other	1	—	—
Total [A]	214	—	190
[A] See Note 5.
Summary of Commodity Price Assumptions Applied in Impairment Testing	The near-term commodity price assumptions applied in impairment testing in 2021 were as follows:
Commodity price assumptions [A]

	2022	2023	2024	2025
Brent crude oil ($/b)	60	60	60	63
Henry Hub natural gas ($/MMBtu)	2.75	2.75	2.75	3.00

Summary of Capitalised Exploration Drilling Costs
Capitalised exploration drilling costs

	$ million
	2021		2020	2019
At January 1	3,654		5,668	6,629
Additions pending determination of proved reserves	1,024		1,016	2,036
Amounts charged to expense	(639)		(815)	(1,218)
Reclassifications to productive wells on determination of proved reserves	(577)		(1,385)	(1,655)
Other movements	(447)	[A]	(830)	(124)
At December 31	3,015		3,654	5,668
[A] Includes $290 million disposal and $116 million impairment of capitalised exploration drilling costs.

	Projects		Wells
	Number	$ million	Number	$ million
Between 1 and 5 years	17	1,189	33	821
Between 6 and 10 years	14	961	38	1,110
Between 11 and 15 years	5	184	21	366
Between 16 and 20 years	1	28	4	65
Total	37	2,362	96	2,362